Investments	21 Months Ended
Sep. 30, 2020
Investments
Investments

Note 6. Investments

The cost or amortized cost and estimated fair value of investments as of September 30, 2020 and December 31, 2019 are as follows:

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
September 30, 2020:
Fixed maturities:
U.S. government obligations	$2,007,031	$104,703	$6,712	$2,105,022
Mortgage-backed securities	371,273	7,042	179	378,136
Asset-backed securities	205,589,130	2,235,333	5,382,412	202,442,051
States and political subdivisions–general obligations	237,339	11,409	—	248,748
States and political subdivisions–special revenue	5,629,266	565,843	4,930	6,190,179
Trust preferred	2,218,142	—	55,183	2,162,959
Corporate	36,784,304	1,070,998	839,447	37,015,855
Total fixed maturities	$252,836,485	$3,995,328	$6,288,863	$250,542,950
Mortgage loans on real estate, held for investment	61,464,515	—	—	61,464,515
Derivatives	5,698,117	2,395,084	429,195	7,664,006
Other invested assets	14,808,870	—	—	14,808,870
Notes receivable	5,516,302	—	—	5,516,302
Policy loans	147,309	—	—	147,309
	$340,471,598	$6,390,412	$6,718,058	$340,143,952

December 31, 2019:
Fixed maturities:
U.S. government obligations	2,091,710	7,073	17,559	2,081,224
Mortgage-backed securities	819,678	—	21,070	798,608
Asset-backed securities	95,006,241	646,335	404,752	95,247,824
States and political subdivisions–general obligations	240,494	8,788	—	249,282
States and political subdivisions–special revenue	25,112	179	—	25,291
Corporate	18,493,077	501,022	154,467	18,839,632
Total fixed maturities	116,676,312	1,163,397	597,848	117,241,861
Mortgage loans on real estate, held for investment	13,810,041	—	—	13,810,041
Derivatives	490,831	87,684	3,221	575,294
Investment escrow	3,899,986	—	—	3,899,986
Other invested assets	2,468,947	—	—	2,468,947
Preferred stock	500,000	—	—	500,000
Policy loans	106,014	—	—	106,014
Total fixed maturities	$137,952,131	$1,251,081	$601,069	$138,602,143

The cost or amortized cost and estimated fair value of investments as of December 31, 2018 was as follows:

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
December 31, 2018:
Fixed maturities:
U.S. government obligations	$2,112,816	$247	$117,112	$1,995,951
Mortgage-back securities	1,068,976	—	64,925	1,004,051
States and political subdivisions–general obligations	265,473	—	2,289	263,184
States and political subdivisions–special revenue	25,231	—	58	25,173
Corporate	15,754,345	14	1,658,535	14,095,824
Total fixed maturities	$19,226,841	$261	$1,842,919	$17,384,183

The Company has two securities that individually exceed 10% of the total of the state and political subdivisions categories as of September 30, 2020 and December 31, 2019. The amortized cost, fair value, credit ratings, and description of each security as of September 30, 2020 and December 31, 2019 is as follows:

	Amortized	Estimated
	Cost	Fair Value	Credit Rating
September 30, 2020:
Fixed maturities:
States and political subdivisions–general obligations
Bellingham, Washington	$106,829	$117,759	AA+
Longview, Washington Refunding	130,510	130,989	Aa3
Total	$237,339	$248,748

	Amortized	Estimated
	Cost	Fair Value	Credit Rating
December 31,2019:
Fixed maturities:
States and political subdivisions–general obligations
Bellingham, Washington	$107,709	$115,597	AA+
Longview, Washington Refunding	132,785	133,685	Aa3
Total	$240,494	$249,282

The following table summarizes, for all securities in an unrealized loss position at September 30, 2020 and December 31, 2019, the estimated fair value, pre-tax gross unrealized loss, and number of securities by consecutive months they have been in an unrealized loss position.

	September 30, 2020			December 31, 2019
		Gross	Number		Gross	Number
	Estimated	Unrealized	of	Estimated	Unrealized	of
	Fair Value	Loss	Securities(1)	Fair Value	Loss	Securities(1)
Fixed Maturities:
Less than 12 months:
U.S. government obligations	$35,073	$311	1	$1,518,772	$14,935	9
Asset-backed securities	112,190,271	5,122,847	66	39,114,732	404,752	26
Mortgage-back securities	22,828	179	1	160,010	4,844	4
States and political subdivisions -- special revenue	1,168,610	4,930	3	—	—	—
Trust preferred	2,162,960	55,183	1	—	—	—
Corporate	19,005,716	666,972	24	2,800,815	13,618	4
Greater than 12 months:
U.S. government obligations	157,752	6,401	4	353,834	2,624	2
Asset-backed securities	10,592,569	259,565	5	—	—	—
Mortgage-back securities	—	—	—	638,598	16,226	14
Corporate	584,003	172,475	4	2,201,658	140,849	13
Total fixed maturities	$145,919,782	$6,288,863	109	$46,788,419	$597,848	72
(1)	We may reflect a security in more than one aging category based on various purchase dates.

Due to market price decreases in 2020, our securities positions resulted in an unrealized loss as of September 30, 2020. We performed an analysis of the unrealized losses and determined no valuation impairment on our fixed maturities should be recorded because the investments had been in such a position for less than nine months and approximately 80% of them had durations of 10 to 20 years. Management believes that the Company will fully recover its cost basis in these securities and management does not have the intent to sell, nor is it more likely than not that the Company will be required to sell, such securities until they recover or mature. We will continue to monitor the world and U.S. economies and the capital markets throughout the remainder of 2020 to determine if any impairment is required.

The majority of the unrealized losses are related to our collateralized loan obligations (“CLOs”). CLOs are typically illiquid and are intended to be held to maturity. Thus, risk of loss is minimal. The Company has monitored the underlying unrealized losses and believes they pose little chance of loss in the long-term due to the quality of the underlying credits.

See the discussion above under “Comprehensive loss” in Note 1 regarding unrealized losses on investments that are owned by our reinsurers and the corresponding offset carried as a gain in the associated embedded derivative.

The Company purchases and sells equipment leases in its investment portfolio. As of September 30, 2020, the Company owned several leases. An impairment test, as of September 30, 2020, was completed on the only non-performing lease in the portfolio and it was determined that the underlying collateral value was substantially less than the outstanding remaining lease payments of $3.6 million. The Company established a valuation allowance on the asset of $776,973 and will continue to monitor the value the underlying collateral. The valuation allowance was recorded as a bad debt expense; however, this asset is owned by a third party reinsurer. Therefore, the valuation allowance was passed through as a receivable from the reinsurers, offsetting the valuation allowance.

The amortized cost and estimated fair value of fixed maturities at September 30, 2020, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. No securities due in the next year are in an unrealized loss position, further supporting management’s decision not to recognize an other-than-temporary impairment.

	Amortized	Estimated
	Cost	Fair Value
Due in one year or less	$964,295	$1,067,733
Due after one year through five years	21,154,753	21,469,752
Due after five years through ten years	76,161,161	76,055,560
Due after ten years through twenty years	134,902,342	131,788,843
Due after twenty years	19,653,934	20,161,062
	$252,836,485	$250,542,950

The Company is required to hold assets on deposit for the benefit of policyholders in accordance with statutory rules and regulations. At September 30, 2020 and December 31, 2019, these required deposits had a total amortized cost of $3,526,609 and $3,611,292 and fair values of $3,714,594 and $3,612,844, respectively.

The following table summarizes, for all securities in an unrealized loss position at December 31, 2019 and 2018, the estimated fair value, pre-tax gross unrealized loss and number of securities by length of time that those securities have been continuously in an unrealized loss position.

	December 31, 2019			December 31, 2018
		Gross	Number		Gross	Number
	Estimated	Unrealized	of	Estimated	Unrealized	of
	Fair Value	Loss	Securities(1)	Fair Value	Loss	Securities(1)
Fixed Maturities:
Less than 12 months:
U.S. government obligations	$1,518,772	$14,935	9	$7,862	$430	1
Asset-backed securities	39,114,732	404,752	26	—	—	—
Mortgage-back securities	160,010	4,844	4	—	—	—
Corporate	2,800,815	13,618	4	3,351,664	315,617	23
Greater than 12 months:
U.S. government obligations	353,834	2,624	2	1,785,949	116,682	10
Mortgage-back securities	638,598	16,226	14	1,004,052	64,925	19
States and political subdivisions–general obligations	—	—	—	263,183	2,289	2
States and political subdivisions–special revenue	—	—	—	25,173	58	1
Corporate	2,201,658	140,849	13	10,628,745	1,342,918	58
Total fixed maturities	$46,788,419	$597,848	72	$17,066,628	$1,842,919	114
(1)	We may reflect a security in more than one aging category based on various purchase dates.

Based on our review of the securities in an unrealized loss position at December 31, 2019 and 2018, no other-than-temporary impairments were deemed necessary. Management believes that the Company will fully recover its cost basis in the securities held at December 31, 2019, and management does not have the intent to sell nor is it more likely than not that the Company will be required to sell such securities before they recover or mature.

The amortized cost and estimated fair value of fixed maturities at December 31, 2019, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. No securities are due in the next year to further support management’s decision not to recognize an other-than-temporary impairment.

	Amortized	Estimated
	Cost	Fair Value
Due in one year or less	$101,205	$100,958
Due after one year through five years	2,649,457	2,724,011
Due after five years through ten years	21,925,465	22,013,673
Due after ten years through twenty years	84,210,270	84,473,538
Due after twenty years	7,789,915	7,929,681
	$116,676,312	$117,241,861

The Company is required to hold assets on deposit for the benefit of policyholders in accordance with insurance rules and regulations. At December 31, 2019 and 2018, these required deposits had a total amortized cost of $3,611,292 and $2,958,178 and fair values of $3,612,844 and $2,772,809, respectively.

The following table presents a reconciliation of the beginning balance for the mortgage loan investments measured at fair value on a recurring basis using Level 3 inputs at September 30, 2020 and December 31, 2019:

		Interest Income	Interest Income
	Carrying Value	Accrued	Earned
September 30, 2020:
Industrial	$1,250,000	$18,236	$62,743
Commercial mortgage loan-multi-family	58,195,692	1,634,008	2,199,823
Other	2,018,823	221,136	134,631
Total mortgage loans	$61,464,515	$1,873,380	$2,397,197
December 31, 2019:
Industrial	$500,000	$—	$15,889
Commercial mortgage loan-multi-family	11,320,924	116,860	329,684
Other	1,989,117	195,168	7,386
Total mortgage loans	$13,810,041	$312,028	$352,959

American Life has treaties with three third party reinsurers that have funds withheld and modified coinsurance provisions. Under those provisions, the mortgage loans backing the treaties are maintained by American Life as collateral but the assets and total returns or losses on the asset portfolios belong to the third party reinsurers; therefore, the Company derives minimal investment income from these mortgages.

The components of net investment income for the nine months ended September 30, 2020 and 2019 are as follows:

	Nine months ended September 30,
	2020	2019
Fixed maturities	$1,364,414	$342,104
Mortgage loans	80,749	78,466
Other	62,942	6,973
Gross investment income	1,508,105	427,543
Less: investment expense	(230,768)	(96,633)
Investment income, net of expenses	$1,277,337	$330,910

Proceeds for the nine months ended September 30, 2020 and 2019 from sales of investments classified as available-for-sale were $24,050,257 and $2,488,387, respectively. Gross gains of $1,342,283 and $9,006 and gross losses of $76,085 and $22,660 were realized on those sales during the nine months ended September 30, 2020 and 2019, respectively.

The proceeds included those assets associated with the third party reinsurers. The gains and losses were related only to the assets retained by American Life.

The components of net investment income for the years ended December 31, 2019 and 2018 are as follows:

	Year Ended December 31,
	2019	2018
Fixed maturities	$292,453	$789,949
Other	38,397	44,614
Gross investment income	330,850	834,563
Less investment expenses	(210,269)	(318,675)
Investment (loss) income, net of expenses	$120,581	$515,888

Proceeds for the years ended December 31, 2019 and 2018 from sales of investments classified as available-for-sale were $5,752,910 and $10,043,118 respectively. Gross gains of $268,848 and $27,972 and gross losses of $30,885 and $367,792 were realized on sales and the realized losses on sales during the year ended December 31, 2019 and 2018, respectively.